SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2025
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	June 30, 2025	June 30, 2024
Bonds	$—	$258,702

Schedule of continuity of short-term investments

Amount
Balance, July 1, 2023	$198,375
Change in fair value	60,327
Balance, June 30, 2024	$258,702
Change in fair value	49,048
Disposition	(307,750)
Balance, June 30, 2025	$—